Note 24 - Commitments and Contingencies - Minimum Contractual Purchase Commitments Obligation Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
2026	$ 35,471
2027	21,235
2028	1,802
2029	1,655
2030	1,738
Thereafter	5,753
Purchase Obligation	$ 67,654